Investment Objectives and Goals - PACE Alternative Strategies Investments	Dec. 04, 2024
Class A Prospectus - PACE Alternative Strategies Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Alternative Strategies Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Long-term capital appreciation.
Class P Prospectus - PACE Alternative Strategies Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Alternative Strategies Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Long-term capital appreciation.
Class P2 Prospectus - PACE Alternative Strategies Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE Alternative Strategies Investments
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Long-term capital appreciation.